Advances to Vendors, Net	6 Months Ended
Mar. 31, 2025
Advances to Vendors, Net [Abstract]
Advances to Vendors, Net

NOTE 4 — ADVANCES TO VENDORS, NET

Advances to vendors consisted of the following:

	March 31, 2025	September 30, 2024
	(Unaudited)
Prepayments for virtual technology services	$6,200,425	$5,631,798
Prepayments for digital assets development	3,079,993	1,413,557
Subtotal	9,280,418	7,045,355

Less: allowance for credit losses	(2,865,563)	(1,047,306)
	6,414,855	5,998,049
Less: advances to vendors – noncurrent	(253,325)	261,956
Advances to vendors – current	$6,161,530	$5,736,093

Advances to vendors primarily consisted of prepayments for virtual technology services, digital marketing and digital assets development outsourced to third party vendors. As of March 31, 2025 and September 30, 2024, the Company recorded allowance for credit losses of $2,865,563 and $1,047,306, respectively. As of March 31, 2025, $253,325 advances made to vendors for digital assets to be acquired was recorded advances to vendor – noncurrent in the balance sheets.